Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic EPS
Net income	$ 167,319	$ 205,104	$ 215,931
Shares (Denominator)	63,725,819	65,476,606	66,106,580
Per Share Amount	$ 2.63	$ 3.13	$ 3.27
Diluted EPS
Net Income	$ 167,319	$ 205,104	$ 215,931
Potential dilutive common shares and warrants	127,316	209,078	527,240
Shares (Denominator)	63,853,135	65,685,684	66,633,820
Per Share Amount (in dollars per share)	$ 2.62	$ 3.12	$ 3.24